Business Developments (Narrative) (Detail) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended							0 Months Ended		0 Months Ended	12 Months Ended		6 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended				6 Months Ended				0 Months Ended						0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Mitsubishi UFJ Financial Group Shareholders' Equity [Member] JPY (¥)	Mar. 31, 2014 Noncontrolling Interests [Member] JPY (¥)	Dec. 18, 2013 Krungsri [Member] JPY (¥)		Dec. 01, 2012 MUFG Americas Holdings Corporation [Member] Pacific Capital Bancorp [Member] MUAH [Member] MUB [Member] JPY (¥)	Dec. 01, 2012 MUFG Americas Holdings Corporation [Member] Pacific Capital Bancorp [Member] MUAH [Member] MUB [Member] JPY (¥)	Jun. 24, 2013 MUFG Americas Holdings Corporation [Member] PB Capital Corporation's Institutional Commercial Real Estate (CRE) Lending Division [Member] MUAH [Member] MUB [Member] JPY (¥)	Mar. 31, 2014 MUFG Americas Holdings Corporation [Member] PB Capital Corporation's Institutional Commercial Real Estate (CRE) Lending Division [Member] MUAH [Member] MUB [Member] JPY (¥)	Jun. 24, 2013 MUFG Americas Holdings Corporation [Member] PB Capital Corporation's Institutional Commercial Real Estate (CRE) Lending Division [Member] MUAH [Member] MUB [Member] JPY (¥)	Sep. 30, 2011 Investment in Morgan Stanley [Member] Morgan Stanley [Member] JPY (¥)	Jun. 30, 2011 Investment in Morgan Stanley [Member] Morgan Stanley (As Investee) [Member]	Jun. 30, 2011 Investment in Morgan Stanley [Member] Morgan Stanley (As Investee) [Member] Preferred Stock, Series B [Member]	Mar. 31, 2012 Investment in Morgan Stanley [Member] Morgan Stanley (As Investee) [Member] Preferred Stock, Series B [Member] JPY (¥)	Dec. 26, 2012 Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] MUSHD And BTMU [Member]	Mar. 20, 2014 Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] MUMSS [Member] JPY (¥)	Mar. 20, 2014 Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] MUMSS [Member]	Mar. 20, 2014 Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] MUSHD [Member]	Mar. 20, 2014 Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] BTMU [Member]	Mar. 31, 2012 Securities Joint Venture with Morgan Stanley [Member] MUMSS (As Investee) [Member] JPY (¥)	Nov. 24, 2011 Securities Joint Venture with Morgan Stanley [Member] MUMSS (As Investee) [Member] JPY (¥)	Apr. 22, 2011 Securities Joint Venture with Morgan Stanley [Member] MUMSS (As Investee) [Member] JPY (¥)	May 01, 2010 Securities Joint Venture with Morgan Stanley [Member] MUMSS (As Investee) [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	May 01, 2010 Securities Joint Venture with Morgan Stanley [Member] MUMSS (As Investee) [Member] Noncontrolling Interests [Member] JPY (¥)	May 01, 2010 Securities Joint Venture with Morgan Stanley [Member] MUMSS (As Investee) [Member] Capital Surplus [Member] JPY (¥)	Nov. 24, 2011 Securities Joint Venture with Morgan Stanley [Member] MUMSS (As Investee) [Member] Morgan Stanley [Member] JPY (¥)	May 01, 2010 Securities Joint Venture with Morgan Stanley [Member] MUMSS (As Investee) [Member] Morgan Stanley [Member]	May 01, 2010 Securities Joint Venture with Morgan Stanley [Member] MSMS (As Investee) [Member]	May 01, 2010 Securities Joint Venture with Morgan Stanley [Member] MSMS (As Investee) [Member] Morgan Stanley [Member]	Sep. 20, 2013 MUTB's Acquisition of Butterfield Fulcrum Group [Member] FGL Lux Holdings, S.a.r.l. [Member] MUTB [Member] JPY (¥)	Mar. 31, 2014 MUTB's Acquisition of Butterfield Fulcrum Group [Member] FGL Lux Holdings, S.a.r.l. [Member] MUTB [Member] JPY (¥)	Sep. 20, 2013 MUTB's Acquisition of Butterfield Fulcrum Group [Member] FGL Lux Holdings, S.a.r.l. [Member] MUTB [Member] JPY (¥)	May 31, 2013 BTMU's Acquisition of Vietnam Joint Stock Commercial Bank for Industry and Trade [Member] VietinBank [Member] BTMU [Member] JPY (¥)	Mar. 31, 2014 BTMU's Acquisition of Bank of Ayudhya Public Company Limited [Member] Krungsri [Member] JPY (¥)	Mar. 31, 2013 BTMU's Acquisition of Bank of Ayudhya Public Company Limited [Member] Krungsri [Member] JPY (¥)	Dec. 18, 2013 BTMU's Acquisition of Bank of Ayudhya Public Company Limited [Member] Krungsri [Member] JPY (¥)	Dec. 18, 2013 BTMU's Acquisition of Bank of Ayudhya Public Company Limited [Member] Krungsri [Member] BTMU [Member] JPY (¥)	Mar. 31, 2014 BTMU's Acquisition of Bank of Ayudhya Public Company Limited [Member] Krungsri [Member] BTMU [Member] JPY (¥)	Dec. 18, 2013 BTMU's Acquisition of Bank of Ayudhya Public Company Limited [Member] Krungsri [Member] BTMU [Member] JPY (¥)	Dec. 18, 2013 BTMU's Acquisition of Bank of Ayudhya Public Company Limited [Member] Krungsri [Member] BTMU [Member] THB
Schedule Of Business Development [Line Items]
Amount of business acquisition								¥ 124,484,000,000		¥ 358,040,000,000																						¥ 30,191,000,000							¥ 545,840,000,000
Goodwill	728,515,000,000	417,956,000,000	354,283,000,000			217,386,000,000			33,875,000,000			22,077,000,000																						20,274,000,000							217,386,000,000
Amount of intangible assets, other than goodwill, recorded on acquisitions						214,607,000,000	[1]		6,093,000,000																																214,607,000,000
Period that management may further adjust the provisional fair values estimates from the date of acquisition										up to one year
Amount of goodwill recognized as measurement period adjustments applied to the acquisition date fair value											1,038,000,000																						5,831,000,000
Conversion of Stock, Amount Converted			808,266,000,000													808,266,000,000
Conversion of Stock, Shares Converted															385
Approximate number of affiliate's additional common stock received resulting from the conversion rate adjustment															75
Gain recognized in relation to the conversion rate adjustment of affiliate's convertible preferred stock			139,320,000,000													139,320,000,000
Percentage of existing investment prior to conversion														3.00%
Percentage of ownership interest of equity method investee acquired														22.40%																					20.00%
Percentage of decline in the quoted market price of affiliate's common stock													41.00%
Other-than-temporary impairment losses on investments to affiliate's common stock													579,468,000,000
Percentage of ownership acquired																	49.00%		75.00%															100.00%							72.01%	72.01%
Percentage of ownership in the shares of a subsidiary																	51.00%				25.00%
Percentage of original interest in a subsidiary																				51.00%	24.00%				100.00%
Percentage of the allocated difference between the cash paid and the cost basis of assets and liabilities																		40.00%
Amount of the allocated difference between the cash paid and the cost basis of assets and liabilities				13,839,000,000	(13,839,000,000)													13,839,000,000
Percentage of economic and voting rights interests in a subsidiary																									60.00%				40.00%
Amount of change in ownership interest recorded from an equity transaction in a subsidiary																										127,000,000,000	21,000,000,000
Percentage of voting rights interest																														49.00%	51.00%
Percentage of economic interest																														60.00%	40.00%
Amount of capital contribution																							20,000,000,000	30,000,000,000
Amount of employee termination expenses related to early retirement program																						20,000,000,000
Percentage of capital contribution in new share issuance to a subsidiary																							40.00%	40.00%
Change in ownership interest of a subsidiary from capital surplus to noncontrolling interests																							8,000,000,000	12,000,000,000
Amount of capital contribution to meet an anticipated change in regulatory capital requirement																							15,000,000,000					10,000,000,000
Amount of intangible assets other than goodwill recognized as measurement period adjustments applied to the acquisition date fair value																																	21,646,000,000
Amount of affiliate's ordinary shares acquired	75,136,000,000																																		75,136,000,000
Per share price on a voluntary tender offer																																										39
Noncontrolling interests recorded on acquisitions																																									202,223,000,000
Business acquisition related cost																																								2,267,000,000
Loans at fair value not subjected to the guidance on loans and debt securities acquired with deteriorated credit quality																																						2,883,981,000,000
Gross contractual amounts receivable for acquired loans																																						2,945,857,000,000
Loans not expected to be collected																																						91,404,000,000
Intangible assets subject to amortization acquired during the period	¥ 455,843,000,000	¥ 171,650,000,000																																		¥ 16,060,000,000	¥ 12,871,000,000

[1]	Intangible assets primarily include ¥124,290 million of customer relationships and ¥59,891 million of core deposit intangibles with weighted average amortization periods of 11 years.